RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Key Management Personnel [Abstract]
Salaries and short-term employee benefits	$ 22	$ 19
Post-employment benefits	1	3
Key management personnel compensation, termination benefits	0	1
Share-based payments and other	28	11
Key management personnel compensation	$ 51	$ 34